MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Communications - 7.8%
Entertainment Content - 1.2%
Walt Disney Company (The) (a)	12,150	$ 1,189,121

Internet Media & Services - 6.6%
Alphabet, Inc. - Class A (a)	29,900	3,019,601
Alphabet, Inc. - Class C (a)	34,830	3,533,503
		6,553,104
Consumer Discretionary - 15.9%
E-Commerce Discretionary - 3.4%
Amazon.com, Inc. (a)	35,000	3,378,900

Home Construction - 1.4%
Lennar Corporation - Class A	16,000	1,405,280

Leisure Products - 0.9%
Malibu Boats, Inc. - Class A (a)	14,850	856,994

Retail - Discretionary - 10.2%
Lowe's Companies, Inc.	41,630	8,848,456
Williams-Sonoma, Inc.	10,730	1,254,337
		10,102,793
Energy - 2.2%
Oil & Gas Producers - 2.2%
Shell plc - ADR	37,325	2,182,393

Financials - 13.4%
Asset Management - 2.6%
BlackRock, Inc.	2,925	2,094,300
Blackstone, Inc.	5,000	457,650
		2,551,950
Banking - 3.1%
Bank of America Corporation	56,000	2,119,600
Citigroup, Inc.	20,000	968,200
		3,087,800

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Insurance - 7.7%
Berkshire Hathaway, Inc. - Class B (a)	24,150	$ 7,694,190

Health Care - 12.6%
Biotech & Pharma - 8.1%
Bristol-Myers Squibb Company	18,130	1,455,477
Novartis AG - ADR	20,420	1,828,815
Vertex Pharmaceuticals, Inc. (a)	14,800	4,682,720
		7,967,012
Health Care Facilities & Services - 4.5%
CVS Health Corporation	44,000	4,482,720

Industrials - 10.5%
Electrical Equipment - 1.8%
Johnson Controls International plc	27,275	1,812,151

Industrial Support Services - 6.1%
United Rentals, Inc. (a)	17,050	6,019,161

Machinery - 2.6%
Deere & Company	5,800	2,557,800

Technology - 28.8%
Semiconductors - 7.4%
Applied Materials, Inc.	35,365	3,876,004
Broadcom, Inc.	6,245	3,441,182
		7,317,186
Software - 9.5%
Microsoft Corporation	37,035	9,449,110

Technology Hardware - 9.5%
Apple, Inc.	63,695	9,428,771

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Technology - 28.8% (Continued)
Technology Services - 2.4%
Visa, Inc. - Class A	11,000	$ 2,387,000

Total Common Stocks (Cost $34,532,380)		$ 90,423,436

MONEY MARKET FUNDS - 8.8%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 3.74% (b) (Cost $8,699,583)	8,699,583	$ 8,699,583

Investments at Value - 100.0% (Cost $43,231,963)		$ 99,123,019

Other Assets in Excess of Liabilities - 0.0% (c)		17,967

Net Assets - 100.0%		$ 99,140,986

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.
(c)	Percentage rounds to less than 0.1%.